Shareholders’ equity	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Shareholders’ equity

Note 16 — Shareholders’ equity

Ordinary shares

The Company was established under the laws of Cayman Islands on November 10, 2020 with authorized shares of 500,000,000 ordinary shares and a par value of USD 0.0001 each.

On January 6, 2021, the Company issued an aggregate of 1,150,000 founder shares to the Sponsor for an aggregate purchase price of $25,000 in cash.

On March 26, 2021, the Company issued an additional 287,500 founder shares to the Sponsor in connection with a recapitalization.

On June 24, 2021, the Company sold 5,750,000 units at a price of $10.00 per Public Unit in the Initial Public Offering.

Simultaneously on June 24, 2021, the Company issued 270,500 ordinary shares under 270,500 private placement units at $10 per unit, to the Sponsor.

Due to the Merger, public shareholders redeemed 2,182,470 ordinary shares.

At the Closing of the Business Combination, the Company issued 44,554,455 ordinary shares to the former shareholders of MC.

As of June 30, 2023, the Company had 50,812,035 shares with a par value of USD 0.0001 each.

Restricted assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiary. Relevant PRC statutory laws and regulations permit payments of dividends by Beijing Xihuiyun and Shanghai Mengyun (collectively “Mengyun PRC entities”) only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the accompanying unaudited consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of Mengyun PRC entities.

Mengyun PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, Mengyun PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to an enterprise expansion fund and staff bonus and welfare fund at its discretion. Mengyun PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to a discretionary surplus fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

As a result of the foregoing restrictions, Mengyun PRC entities are restricted in their ability to transfer their assets to the Company. Foreign exchange and other regulations in the PRC may further restrict Mengyun PRC entities from transferring funds to the Company in the form of dividends, loans and advances. As of June 30, 2023, amounts restricted are the paid-in-capital and statutory reserve of Mengyun PRC entities, which amounted to RMB 41,106,881 (USD 6,121,025).

Statutory reserve

During the six months ended June 30, 2023 and 2022, Mengyun PRC entities collectively attributed RMB 0 and RMB 1,722,734, of retained earnings for their statutory reserves, respectively.